Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2024
Entity Registrant Name	Exchange Traded Concepts Trust
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2024
Document Effective Date	Jul. 29, 2024
Prospectus Date	Jul. 29, 2024
Bitwise Crypto Industry Innovators ETF | Bitwise Crypto Industry Innovators ETF
Prospectus:
Trading Symbol	BITQ